Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases
18.	Leases

18.1.	Future minimum lease payments / receipts – finance leases

	Receipts			Payments
Estimated lease payments / receivable	Future value	Annual interest	Present value	Future value	Annual interest	Present value
2019	123	(63)	60	45	(22)	23
2020 - 2023	466	(195)	271	112	(59)	53
2024 and thereafter	476	(89)	387	331	(222)	109

As of December 31, 2018	1,065	(347)	718	488	(303)	185

Current			60			23
Non-current			658			162

As of December 31, 2018			718			185

Current			54			25
Non-current			735			204

As of December 31, 2017			789			229

18.2.	Future minimum lease payments – operating leases

Operating leases mainly include oil and gas production units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and building leases.

2019	11,132
2020	8,981
2021	8,498
2022	7,195
2023	6,498
2024 and thereafter	53,074

As of December 31, 2018	95,378

As of December 31, 2017	92,019

As of December 31, 2018, the balance of estimated future minimum lease payments under operating leases includes US$ 54,825 (US$ 52,701 as of December 31, 2017) with respect to assets under construction, for which the lease term has not commenced.

For the year ended December 31, 2018, the Company recognized expenditures of US$ 7,253 (US$ 10,228 for the year ended December 31, 2017) for operating leases installments.

As discussed in note 6.1, the IFRS 16 provisions have governed the accounting treatment for operating leases from January 1, 2019.